Share-based payments - Share-based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (95)	$ (101)
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(29)	(28)
RSUs/PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(62)	(69)
DSUs and stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (4)	$ (4)